Use of Special Purpose Entities and Variable Interest Entities (Loan Securitization Transaction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Asset-backed Securities, Securitized Loans and Receivables
Variable Interest Entity [Line Items]
Aggregate unpaid principal balance of residential whole loans sold	$ 3,984,355	$ 2,232,561
Outstanding amount of Senior Bonds, at carrying value	1,334,342	645,027
Outstanding amount of Senior Bonds, at fair value	1,316,131	869,482
Outstanding amount of Senior Bonds, total	$ 2,650,473	$ 1,514,509
Weighted average fixed rate for Senior Bonds issued	1.58%	2.11%
Weighted average contractual maturity of Senior Bonds	36 years	41 years
Cash received	$ 3,682,082	$ 1,853,408
Debt issuance cost	6,800	3,200
Senior Notes
Variable Interest Entity [Line Items]
Cash received	2,400,000	1,300,000
Senior Notes | Asset-backed Securities, Securitized Loans and Receivables
Variable Interest Entity [Line Items]
Debt instrument, face amount	3,667,790	1,862,068
Proceeds from Senior bond sold with Step up feature	$ 329,000	568,700
Debt instrument, coupon step-up period	36 months
Senior Notes | Asset-backed Securities, Securitized Loans and Receivables | Minimum
Variable Interest Entity [Line Items]
Debt instrument, basis spread on variable rate	1.00%
Senior Notes | Asset-backed Securities, Securitized Loans and Receivables | Maximum
Variable Interest Entity [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Senior Support Certificates | Asset-backed Securities, Securitized Loans and Receivables
Variable Interest Entity [Line Items]
Debt instrument, face amount	$ 283,930	$ 268,548